PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Original cost:	[1]	$ 3,428,277	$ 3,048,113
Accumulated depreciation		(2,589,106)	(2,366,174)
Property and equipment, net		839,171	681,939
Land and Buildings and building improvements, including facility infrastructure [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	430,258	363,133
Accumulated depreciation		(255,353)	(239,241)
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Original cost:	[1]	2,998,019	2,684,980
Accumulated depreciation		$ (2,333,753)	$ (2,126,933)

[1]	Original cost includes ROU assets under capital lease in the amount of $213,683 and $86,087 as of December 31, 2020 and 2019, respectively. The depreciation expense of such assets amounted to $13,421 and $9,941 for the years ended December 31, 2020 and 2019, respectively.